Morgan Stanley 21st Century Trend Fund
LETTER TO THE SHAREHOLDERS o JULY 31, 2001


Dear Shareholder:
The U.S. economy slowed during the 12-month period ended July 31, 2001, leading to earnings disappointments and a weak stock market. In August of 2000, manufacturing began to weaken. Consumer confidence peaked by mid October 2000, which led to declining retail sales starting in November.

In December, Federal Reserve Board Chairman Alan Greenspan indicated that the central bank was ready to switch to a bias toward easing rates if the economy continued to show weakness. Intent on preventing the economy from dipping into a recession, the Fed followed through on this pledge in January. Since adopting its easing bias, the central bank has cut the federal funds rate by 275 basis points, from 6.50 percent to 3.75 percent.

Thus far, 2001 has been characterized by wide stock-market fluctuations. Fueled primarily by the Fed's first 50-basis-point rate cut, the markets rallied briefly in January. After this rally proved short-lived, investor uncertainty and declining consumer confidence dominated the market. Increases in unemployment claims and slowdowns in business and consumer spending contributed to a less-than-optimistic environment. While continuing layoffs pushed the unemployment rate to 4.3 percent in March, stock-market declines sent the major indexes to new lows. On the positive side, consumer confidence showed an upturn in May and has remained relatively strong. While growth and technology stocks continued on their downward trend, value stocks managed to outperform the market throughout the fiscal year.

As the fiscal year progressed, hopes for a global soft landing faded as it became clearer that world growth was weakening. Several factors have contributed to the global slowdown: European central banks were slow to loosen monetary policy, Asia has been affected negatively by weakness in the electronics industry, Japan is likely to be hindered in the short term if positive reforms are enacted and Latin America is constrained by political and currency-related issues.

Performance

For the 12-month period ended July 31, 2001, Morgan Stanley 21st Century Trend Fund's Class A, B, C and D shares posted total returns of -29.47 percent, -29.94 percent, -29.94 percent and -29.24 percent, respectively. For the same period, the Standard & Poor's 500 Index (S&P 500) returned -14.32 percent. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the S&P 500.

Morgan Stanley 21st Century Trend Fund
LETTER TO THE SHAREHOLDERS o JULY 31, 2001 continued


The Fund's underperformance relative to its benchmark can be attributed primarily to its underweighting in value stocks, which generally outperformed growth issues during the period. Also hurting the Fund's performance was its exposure to certain areas of technology that have not performed well recently but that we believe have attractive long-term prospects.

Portfolio Strategy

The Fund seeks long-term capital appreciation by investing primarily in common stocks of companies that we believe will benefit from the development of a modern, worldwide economy which will be driven by changing economic, demographic and social trends in the new millennium. The Fund ended the period with overweightings in health care, consumer staples and consumer cyclicals.

We believe that health care will continue to benefit from the rapidly aging industrialized nations. The Fund is invested in companies that are innovators in biotechnology, generic and specialty pharmaceuticals, medical devices and health-care services. In the consumer space, we are focusing on companies addressing a more health-conscious consumer and those that appeal to the echo boomers (20- to 30-year-olds) and their growing families.

The main changes we made to the Fund's portfolio during the period were moderate reductions in its exposure to financial services, technology and media. As evidence grew that the global outlook for the next 18 months would remain constrained, fewer of these companies looked attractively valued versus their potential near-term earnings growth.

We increased the Fund's exposure to telecommunications services during the period. This sector has been impacted by the slower economy. However, the attenuation of new players that were building out competitive networks should be a significant positive over time. In the technology sector, we added exposure to Internet service companies that have earnings and strong balance sheets. We believe that companies selling services such as travel and real estate over the Internet will thrive in the years to come, because it is a much more efficient distribution channel. In contrast, we believe that companies selling products over the Internet should remain disadvantaged relative to the bricks and mortar companies that already have a distribution infrastructure in place.

Looking Ahead

As we enter the new fiscal year, the U.S. economy is beginning to show signs of bottoming. We expect the global economy to recover slowly over the next 18 months. We continue to overweight steady growth sectors that we believe are capable of producing solid earnings growth regardless of the economic environment. In addition, we are maintaining the Fund's exposure to cyclical sectors that may benefit from a potential rebound.

Morgan Stanley 21st Century Trend Fund
LETTER TO THE SHAREHOLDERS o JULY 31, 2001 continued


We appreciate your ongoing support of Morgan Stanley 21st Century Trend Fund and look forward to continuing to serve your investment needs.


Very truly yours,

[GRAPHIC OMITTED]                        [GRAPHIC OMITTED]


/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin


Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President

Morgan Stanley 21st Century Trend Fund
FUND PERFORMANCE o JULY 31, 2001


[GRAPHIC OMITTED]


              Date              Class A             Class B              Class C            Class D            S&P 500
--------------------------------------------------------------------------------------------------------------------------
       February 25, 2000        $9,475              $10,000              $10,000            $10,000             $10,000
         April 30, 2000         $7,978               $8,400               $8,400             $8,420             $10,925
          July 31, 2000         $7,940               $8,350               $8,350             $8,380             $10,793
        October 31, 2000        $8,111               $8,510               $8,510             $8,570             $10,812
        January 31, 2001        $7,210               $7,550               $7,550             $7,620             $10,364
         April 30, 2001         $6,159               $6,440               $6,440             $6,510              $9,508
          July 31, 2001         $5,600 (3)           $5,616 (3)           $5,850 (3)         $5,930 (3)          $9,247

   -- Class A     -- Class B     -- Class C       -- Class D      -- S&P 500 (4)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                     CLASS A SHARES*
----------------------------------------------------------
PERIOD ENDED 7/31/01
---------------------------
1 Year                        (29.47) %(1)   (33.18) %(2)
Since Inception (2/25/00)     (30.79) %(1)   (33.35) %(2)

                     CLASS B SHARES**
----------------------------------------------------------
PERIOD ENDED 7/31/01
---------------------------
1 Year                        (29.94) %(1)   (33.44) %(2)
Since Inception (2/25/00)     (31.28) %(1)   (33.22) %(2)

                     CLASS C SHARES+
----------------------------------------------------------
PERIOD ENDED 7/31/01
---------------------------
1 Year                        (29.94) %(1)   (30.64) %(2)
Since Inception (2/25/00)     (31.28) %(1)   (31.28) %(2)

             CLASS D SHARES++
---------------------------------------------
PERIOD ENDED 7/31/01
---------------------------
1 Year                        (29.24) %(1)
Since Inception (2/25/00)     (30.62) %(1)

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)   Closing value assuming a complete redemption on July 31, 2001.
(4) The Standard and Poor's 500 Index (S&P 500) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++    Class D shares have no sales charge.

MORGAN STANLEY 21ST CENTURY TREND FUND
PORTFOLIO OF INVESTMENTS o JULY 31, 2001




 NUMBER OF
   SHARES                                               VALUE
-----------                                         ------------
              Common Stocks (85.4%)
                Advertising/Marketing
                Services (1.3%)
  47,800      Lamar Advertising Co.* ............   $  2,102,244
  38,600      TMP Worldwide, Inc.* ..............      1,931,544
                                                    ------------
                                                       4,033,788
                                                    ------------
              Aerospace & Defense (0.3%)
  12,000      General Dynamics Corp. ............        970,680
                                                    ------------
              Apparel/Footwear (2.0%)
  70,700      Coach, Inc.* ......................      2,670,339
  26,200      Nike, Inc. (Class B) ..............      1,245,810
  21,100      Polo Ralph Lauren Corp.* ..........        516,950
  52,900      Reebok International Ltd.* ........      1,693,329
                                                    ------------
                                                       6,126,428
                                                    ------------
              Apparel/Footwear Retail (2.1%)
  27,300      Abercrombie & Fitch Co.
                (Class A)* ......................      1,059,786
  32,800      AnnTaylor Stores Corp.* ...........      1,052,880
  35,400      Children's Place Retail Stores,
                Inc. (The)* .....................        886,770
  96,400      Gap, Inc. (The) ...................      2,632,684
  48,500      Industria de Diseno Textil, S.A.
                (Spain) .........................        780,447
                                                    ------------
                                                       6,412,567
                                                    ------------
              Beverages: Alcoholic (1.8%)
  60,200      Anheuser-Busch Companies,
                Inc. ............................      2,607,262
  69,400      Constellation Brands Inc.
                (Class A)* ......................      2,923,128
                                                    ------------
                                                       5,530,390
                                                    ------------
              Beverages: Non-Alcoholic (0.5%)
  34,300      PepsiCo, Inc. .....................      1,599,409
                                                    ------------
              Biotechnology (4.8%)
  16,200      Cephalon, Inc.* ...................      1,035,180
  15,000      Enzon, Inc.* ......................        963,750
  34,000      Genzyme Corp. (General
              Division)* ........................      1,904,000
  19,800      Gilead Sciences, Inc.* ............   $  1,015,542
  16,800      ICOS Corp.* .......................      1,030,680
  18,000      IDEC Pharmaceuticals Corp.*........        971,640
  40,000      Invitrogen Corp.* .................      2,561,200
  56,000      MedImmune, Inc.* ..................      2,157,120
  58,000      Myriad Genetics, Inc.* ............      2,660,460
  16,200      Vertex Pharmaceuticals, Inc.*......        647,190
                                                    ------------
                                                      14,946,762
                                                    ------------
              Broadcasting (2.1%)
  72,700      Clear Channel
                Communications, Inc.* ...........      4,260,220
  22,900        Emmis Communications Corp.
                (Class A)* ......................        693,412
  44,000      USA Networks, Inc.* ...............      1,232,440
  15,100      Westwood One, Inc.* ...............        424,914
                                                    ------------
                                                       6,610,986
                                                    ------------
              Building Products (0.5%)
  73,000      Dal-Tile International Inc.* ......      1,412,550
                                                    ------------
              Cable/Satellite TV (1.2%)
  56,400      Charter Communications, Inc.
                (Class A)* ......................      1,214,856
  64,400      Comcast Corp. (Class A
                Special)* .......................      2,449,132
                                                    ------------
                                                       3,663,988
                                                    ------------
              Computer Communications (0.5%)
  50,900      Brocade Communications
                Systems, Inc.* ..................      1,675,119
                                                    ------------
              Computer Processing
                Hardware (2.0%)
 118,600      Dell Computer Corp.* ..............      3,193,898
 190,100      Sun Microsystems, Inc.* ...........      3,096,729
                                                    ------------
                                                       6,290,627
                                                    ------------
              Discount Stores (0.9%)
  51,000      Wal-Mart Stores, Inc. .............      2,850,900
                                                    ------------
              Electric Utilities (0.4%)
  36,000      Mirant Corp.* .....................      1,113,480
                                                    ------------

                       See Notes to Financial Statements

MORGAN STANLEY 21ST CENTURY TREND FUND
PORTFOLIO OF INVESTMENTS o JULY 31, 2001 continued




   NUMBER OF
     SHARES                                                       VALUE
--------------------                                          ------------
                       Electronic Components (1.0%)
    56,400             Flextronics International Ltd.
                         (Singapore)* .....................   $  1,533,516
    48,500             Jabil Circuit, Inc.* ...............      1,576,250
                                                              ------------
                                                                 3,109,766
                                                              ------------
                       Electronic Distributors (0.0%)
  215,000              Digital China Holdings Ltd.
                       (Hong Kong) ........................         82,007
                                                              ------------
                       Electronic Production
                         Equipment (0.2%)
   22,100              Teradyne, Inc.* ....................        750,958
                                                              ------------
                       Finance/Rental/Leasing (1.9%)
   18,700              Fannie Mae .........................      1,556,775
   47,200              Freddie Mac ........................      3,230,368
   14,500              Household International, Inc. ......        961,205
                                                              ------------
                                                                 5,748,348
                                                              ------------
                       Financial Conglomerates (0.6%)
   37,000              Citigroup, Inc. ....................      1,857,770
                                                              ------------
                       Financial Publishing/Services (0.1%)
   10,100              Moody's Corp. ......................        335,926
                                                              ------------
                       Food: Major Diversified (1.5%)
   42,600              General Mills, Inc. ................      1,873,548
   56,400              Kellogg Co. ........................      1,695,948
    5,000              Nestle S.A. (Registered
                         Shares) (Switzerland) ............      1,070,354
                                                              ------------
                                                                 4,639,850
                                                              ------------
                       Food: Meat/Fish/Dairy (1.6%)
   58,000              Dean Foods Co. .....................      2,430,200
   41,000              Dreyer's Grand Ice Cream,
                         Inc. .............................      1,128,730
   24,000              Suiza Foods Corp.* .................      1,322,160
                                                              ------------
                                                                 4,881,090
                                                              ------------
                       Food: Specialty/Candy (1.1%)
   68,600              Hain Celestial Group, Inc.* ........      1,690,990
   29,400              Hershey Foods Corp. ................      1,774,584
                                                              ------------
                                                                 3,465,574
                                                              ------------
                       Home Improvement Chains (0.7%)
   60,600              Lowe's Companies, Inc. .............   $  2,313,708
                                                              ------------
                       Hospital/Nursing Management (5.2%)
   73,400              HCA Inc. ...........................      3,372,730
  156,500              Health Management
                       Associates, Inc. (Class A)*.........      3,092,440
   47,200              Manor Care, Inc.* ..................      1,519,840
   41,500              Province Healthcare Co.* ...........      1,514,750
   78,400              Tenet Healthcare Corp.* ............      4,351,984
   45,600              Triad Hospitals, Inc.* .............      1,546,752
   16,900              Universal Health Services, Inc.
                         (Class B)* .......................        836,550
                                                              ------------
                                                                16,235,046
                                                              ------------
                       Household/Personal Care (0.6%)
   38,800              Dial Corp. (The) ...................        628,948
   16,000              Procter & Gamble Co. (The) .........      1,136,320
                                                              ------------
                                                                 1,765,268
                                                              ------------
                       Information Technology
                         Services (1.4%)
   98,600              PeopleSoft, Inc.* ..................      4,305,862
                                                              ------------
                       Insurance Brokers/Services (0.1%)
   18,600              Willis Group Holdings Ltd.* ........        320,850
                                                              ------------
                       Internet Retail (0.0%)
    7,500              1-800-Flowers.com, Inc.* ...........         90,000
                                                              ------------
                       Internet Software/Services (3.0%)
   19,500              Interwoven, Inc.* ..................        200,655
   22,200              Quest Software, Inc.* ..............        623,154
   40,300              Siebel Systems, Inc.* ..............      1,388,738
   69,400              VeriSign, Inc.* ....................      3,789,934
  119,600              Vignette Corp.* ....................        949,624
  132,300              Yahoo! Inc.* .......................      2,331,126
                                                              ------------
                                                                 9,283,231
                                                              ------------
                       Investment Banks/Brokers (1.4%)
   25,200              Legg Mason, Inc. ...................      1,213,128
   45,200              Lehman Brothers Holdings, Inc.......      3,254,400
                                                              ------------
                                                                 4,467,528
                                                              ------------

                       See Notes to Financial Statements

MORGAN STANLEY 21ST CENTURY TREND FUND
PORTFOLIO OF INVESTMENTS o JULY 31, 2001 continued




   NUMBER OF
     SHARES                                                     VALUE
--------------------                                         ------------
                       Investment Managers (0.4%)
    52,000             W.P. Stewart & Co. Ltd. ...........   $  1,320,800
                                                             ------------
                       Life/Health Insurance (0.4%)
    45,200             UnumProvident Corp. ...............      1,289,556
                                                             ------------
                       Major Banks (1.0%)
    31,600             Bank of America Corp. .............      2,010,392
    17,200             PNC Financial Services Group,
                         Inc. ............................      1,141,220
                                                             ------------
                                                                3,151,612
                                                             ------------
                       Major Telecommunications (2.7%)
    97,900             SBC Communications, Inc. ..........      4,408,437
    74,900             Verizon Communications Inc.........      4,055,835
                                                             ------------
                                                                8,464,272
                                                             ------------
                       Managed Health Care (1.4%)
   124,800             First Health Group Corp.* .........      3,318,432
    10,000             Wellpoint Health Networks,
                         Inc.* ...........................      1,069,600
                                                             ------------
                                                                4,388,032
                                                             ------------
                       Media Conglomerates (0.8%)
    36,000             AOL Time Warner Inc.* .............      1,636,200
    16,500             Viacom, Inc. (Class B)
                         (Non-Voting)* ...................        821,700
                                                             ------------
                                                                2,457,900
                                                             ------------
                       Medical Distributors (0.4%)
    17,500             Andrx Group * .....................      1,188,075
                                                             ------------
                       Medical Specialties (3.5%)
    88,500             Baxter International, Inc. ........      4,407,300
    69,000             Biomet, Inc. ......................      3,349,950
    25,700             St. Jude Medical, Inc.* ...........      1,799,000
    20,200             STERIS Corp.* .....................        434,502
    10,100             Varian Medical Systems, Inc.*......        722,150
                                                             ------------
                                                               10,712,902
                                                             ------------
                       Miscellaneous Commercial
                         Services (0.9%)
   58,000              CheckFree Corp.* ..................   $  1,749,280
   22,000              Sabre Holdings Corp.* .............      1,081,520
                                                             ------------
                                                                2,830,800
                                                             ------------
                       Movies/Entertainment (0.2%)
   23,100              Fox Entertainment Group, Inc.
                         (Class A)* ......................        629,475
                                                             ------------
                       Oilfield Services/Equipment (1.0%)
   37,000              Hanover Compressor Co.* ...........      1,238,390
   44,600              Weatherford International,
                         Inc.* ...........................      1,879,890
                                                             ------------
                                                                3,118,280
                                                             ------------
                       Other Consumer Services (3.4%)
   67,200              eBay, Inc.* .......................      4,204,704
   29,800              Expedia, Inc. (Class A)* ..........      1,433,678
   72,500              HomeStore.com, Inc.* ..............      2,001,000
   19,100              Hotel Reservations Network,
                         Inc. (Class A)* .................        974,100
   85,300              Travelocity.com Inc.* .............      1,966,165
                                                             ------------
                                                               10,579,647
                                                             ------------
                       Packaged Software (4.3%)
  118,600              Microsoft Corp.* ..................      7,850,134
   18,800              NetIQ Corp.* ......................        620,212
  226,800              Oracle Corp.* .....................      4,100,544
   15,600              Rational Software Corp.* ..........        267,072
  100,000              TTR Technologies, Inc.* ...........        604,000
                                                             ------------
                                                               13,441,962
                                                             ------------
                       Pharmaceuticals: Generic
                         Drugs (0.5%)
   18,500              IVAX Corp.* .......................        629,000
   14,600              Watson Pharmaceuticals, Inc.*              961,410
                                                             ------------
                                                                1,590,410
                                                             ------------


                       See Notes to Financial Statements

MORGAN STANLEY 21ST CENTURY TREND FUND
PORTFOLIO OF INVESTMENTS o JULY 31, 2001 continued




      NUMBER OF
       SHARES                                                   VALUE
--------------------                                        -------------
                       Pharmaceuticals: Major (1.8%)
    26,900             American Home Products
                         Corp. ..........................   $  1,622,339
    55,874             AstraZeneca PLC (ADR)
                         (United Kingdom) ...............      2,818,843
    21,800             Bristol-Myers Squibb Co. .........      1,289,252
                                                            ------------
                                                               5,730,434
                                                            ------------
                       Pharmaceuticals: Other (3.5%)
    43,255             Biovail Corp. (Canada)* ..........      2,035,580
    18,100             Forest Laboratories, Inc.* .......      1,421,755
    88,800             King Pharmaceuticals, Inc.* ......      4,013,760
     6,700             Medicis Pharmaceutical Corp.
                         (Class A)* .....................        322,940
    44,700             Teva Pharmaceutical
                       Industries Ltd. (ADR)
                         (Israel) .......................      3,216,165
                                                            ------------
                                                              11,010,200
                                                            ------------
                       Property - Casualty Insurers (1.1%)
    29,900             Everest Re Group, Ltd.
                         (Bermuda) ......................      2,095,990
     8,800             Progressive Corp. (The) ..........      1,186,328
                                                            ------------
                                                               3,282,318
                                                            ------------
                       Railroads (2.0%)
    82,500             CSX Corp. ........................      3,227,400
   147,600             Norfolk Southern Corp. ...........      2,969,712
                                                            ------------
                                                               6,197,112
                                                            ------------
                       Recreational Products (0.7%)
    51,100             JAKKS Pacific, Inc.* .............      1,023,533
    60,200             Mattel, Inc. .....................      1,077,580
                                                            ------------
                                                               2,101,113
                                                            ------------
                       Regional Banks (1.6%)
    76,200             Fifth Third Bancorp ..............      4,802,124
                                                            ------------
                       Restaurants (2.5%)
    36,100             BUCA, Inc.* ......................        611,895
    15,600             CEC Entertainment, Inc.* .........        556,764
    86,700             Darden Restaurants, Inc. .........      2,592,330
   101,500             McDonald's Corp. .................      2,957,710
    39,000             Outback Steakhouse, Inc.* ........      1,119,690
                                                            ------------
                                                               7,838,389
                                                            ------------
                       Semiconductors (3.2%)
  220,900              Intel Corp. ......................   $  6,585,029
   41,700              Micron Technology, Inc.* .........      1,751,400
   48,900              Texas Instruments, Inc. ..........      1,687,050
                                                            ------------
                                                              10,023,479
                                                            ------------
                       Services to the Health
                         Industry (2.3%)
   49,500              Covance, Inc.* ...................      1,185,525
   20,900              Express Scripts, Inc.
                         (Class A)* .....................      1,219,515
   39,000              Laboratory Corp. of America
                         Holdings* ......................      3,508,440
   50,400              Omnicare, Inc. ...................      1,273,608
                                                            ------------
                                                               7,187,088
                                                            ------------
                       Specialty Insurance (2.5%)
   19,500              MBIA, Inc. .......................      1,095,120
   28,000              MGIC Investment Corp. ............      2,101,120
   32,000              PMI Group, Inc. (The) ............      2,208,000
   58,200              Radian Group, Inc. ...............      2,329,164
                                                            ------------
                                                               7,733,404
                                                            ------------
                       Specialty Stores (1.3%)
   41,700              AutoZone, Inc.* ..................      1,973,661
   20,600              Bed Bath & Beyond Inc.* ..........        663,938
   53,800              Toys 'R' Us, Inc.* ...............      1,239,014
                                                            ------------
                                                               3,876,613
                                                            ------------
                       Wireless Communications (1.2%)
   35,500              AT&T Wireless Services Inc.*......        663,495
  120,600              Sprint Corp. (PCS Group)* ........      3,125,952
                                                            ------------
                                                               3,789,447
                                                            ------------
                       Total Common Stocks
                       (Cost $259,617,958)...............    265,625,900
                                                            ------------



                       See Notes to Financial Statements

MORGAN STANLEY 21ST CENTURY TREND FUND
PORTFOLIO OF INVESTMENTS o JULY 31, 2001 continued


  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                          VALUE
----------------------------------------------------------------
                U.S. Government Obligation (4.9%)
$   16,225      U.S. Treasury Bond 5.25%
                  due 11/15/28 (Cost
                  $15,342,765) ...............   $ 15,383,409
                                                 ------------
                Short-Term Investments (10.3%)
                Repurchase Agreements
    27,000      Joint repurchase agreement
                  account 3.887% due
                  08/01/01 (dated
                  07/31/01; proceeds
                  $27,002,915) (a)
                  (Cost $27,000,000) .........     27,000,000
                                                 ------------
     4,934      The Bank of New York
                  3.375% due 08/01/01
                  (dated 07/31/01;
                  proceeds $4,934,026) (b)
                  (Cost $4,933,563)...........      4,933,563
                                                 ------------
                Total Short-Term Investments
                (Cost $31,933,563)............     31,933,563
                                                 ------------


Total Investments
(Cost $306,894,286) (c).........   100.6%          312,942,872
Liabilities in Excess of Other
Assets .........................    (0.6)           (2,033,637)
                                   -----           -----------
Net Assets .....................   100.0%         $310,909,235
                                   =====          ============

---------------------------
ADR          American Depository Receipt.
*            Non-income producing security.
(a)          Collateralized by Federal agency and U.S.Treasury obligations.
(b)          Collateralized by $5,106,650 U.S. Treasury Bill due 01/03/02
             valued at $5,032,266.
(c)          The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $17,860,474 and the aggregate gross unrealized depreciation is $11,811,888, resulting in net unrealized appreciation of $6,048,586.


                       See Notes to Financial Statements

MORGAN STANLEY 21ST CENTURY TREND FUND
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
July 31, 2001



Assets:
Investments in securities, at value
 (cost $306,894,286)..............................................    $  312,942,872
Receivable for:
  Investments sold ...............................................        11,580,402
  Interest .......................................................           183,925
  Dividends ......................................................            78,956
  Shares of beneficial interest sold .............................            66,306
  Foreign withholding taxes reclaimed ............................            27,660
Prepaid expenses and other assets ................................            33,634
                                                                      --------------
  Total Assets ...................................................       324,913,755
                                                                      --------------
Liabilities:
Payable for:
  Investments purchased ..........................................        13,014,125
  Shares of beneficial interest repurchased ......................           436,863
  Distribution fee ...............................................           264,868
  Investment management fee ......................................           213,049
Accrued expenses and other payables ..............................            75,615
                                                                      --------------
  Total Liabilities ..............................................        14,004,520
                                                                      --------------
  Net Assets .....................................................    $  310,909,235
                                                                      ==============
Composition of Net Assets:
Paid-in-capital ..................................................    $  571,864,226
Net unrealized appreciation ......................................         6,047,958
Accumulated net realized loss ....................................      (267,002,949)
                                                                      --------------
  Net Assets .....................................................    $  310,909,235
                                                                      ==============
Class A Shares:
Net Assets .......................................................       $23,542,089
Shares Outstanding (unlimited authorized, $.01 par value).........         3,980,588
  Net Asset Value Per Share ......................................             $5.91
                                                                               =====
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value) ................             $6.24
                                                                               =====
Class B Shares:
Net Assets .......................................................      $250,092,191
Shares Outstanding (unlimited authorized, $.01 par value).........        42,784,202
  Net Asset Value Per Share ......................................             $5.85
                                                                               =====
Class C Shares:
Net Assets .......................................................       $33,859,623
Shares Outstanding (unlimited authorized, $.01 par value).........         5,792,623
  Net Asset Value Per Share ......................................             $5.85
                                                                               =====
Class D Shares:
Net Assets .......................................................        $3,415,332
Shares Outstanding (unlimited authorized, $.01 par value).........           576,244
  Net Asset Value Per Share ......................................             $5.93
                                                                               =====

                       See Notes to Financial Statements

Morgan Stanley 21st Century Trend Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended July 31, 2001



Net Investment Loss:
Income
Interest ..................................................    $    3,321,077
Dividends (net of $29,756 foreign withholding tax).........         2,455,230
                                                               --------------
  Total Income ............................................         5,776,307
                                                               --------------
Expenses
Distribution fee (Class A shares) .........................            65,990
Distribution fee (Class B shares) .........................         3,711,726
Distribution fee (Class C shares) .........................           508,762
Investment management fee .................................         3,473,985
Transfer agent fees and expenses ..........................           905,746
Registration fees .........................................            94,332
Offering costs ............................................            92,114
Shareholder reports and notices ...........................            85,131
Custodian fees ............................................            47,270
Professional fees .........................................            47,051
Trustees' fees and expenses ...............................            12,079
Other .....................................................            11,609
                                                               --------------
  Total Expenses ..........................................         9,055,795
                                                               --------------
  Net Investment Loss .....................................        (3,279,488)
                                                               --------------
Net Realized and Unrealized Loss:
Net realized loss on:
  Investments .............................................      (120,313,706)
  Foreign exchange transactions ...........................           (19,194)
                                                               --------------
  Net Loss ................................................      (120,332,900)
                                                               --------------
Net change in unrealized appreciation/depreciation on:
  Investments .............................................       (28,417,102)
  Translation of other assets and liabilities denominated
    in foreign currencies .................................            (1,360)
                                                               --------------
  Net Depreciation ........................................       (28,418,462)
                                                               --------------
  Net Loss ................................................      (148,751,362)
                                                               --------------
Net Decrease ..............................................    $ (152,030,850)
                                                               ==============



                       See Notes to Financial Statements

Morgan Stanley 21st Century Trend Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets




                                                                                                    FOR THE PERIOD
                                                                                  FOR THE YEAR    FEBRUARY 25, 2000*
                                                                                     ENDED             THROUGH
                                                                                 JULY 31, 2001      JULY 31, 2000
                                                                               ----------------- -------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss ........................................................    $   (3,279,488)    $   (1,552,158)
Net realized loss ..........................................................      (120,332,900)      (146,689,549)
Net change in unrealized appreciation ......................................       (28,418,462)        34,466,420
                                                                                --------------     --------------
  Net Increase (Decrease) ..................................................      (152,030,850)      (113,775,287)
Net increase (decrease) from transactions in shares of beneficial interest .      (120,140,061)       696,755,433
                                                                                --------------     --------------
  Net Increase (Decrease) ..................................................      (272,170,911)       582,980,146
Net Assets:
Beginning of period ........................................................       583,080,146            100,000
                                                                                --------------     --------------
End of Period
(Including accumulated net investment losses of $0 and $306, respectively)..    $  310,909,235     $  583,080,146
                                                                                ==============     ==============

------------
*     Commencement of operations.

                       See Notes to Financial Statements

Morgan Stanley 21st Century Trend Fund
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2001

1. Organization and Accounting Policies

Morgan Stanley 21st Century Trend Fund (the "Fund"), formerly Morgan Stanley Dean Witter 21st Century Trend Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of companies which are expected to benefit from the development of a modern worldwide economy. The Fund was organized as a Massachusetts business trust on September 29, 1999 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., to effect the Fund's initial capitalization. The Fund commenced operations on February 25, 2000.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of

Morgan Stanley 21st Century Trend Fund
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2001 continued

purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or Federal Agency obligations.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. Forward Foreign Currency Contracts - The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Federal Income Tax Status - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley 21st Century Trend Fund
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2001 continued

H. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

I. Offering Costs - The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $162,000 which will be reimbursed for the full amount thereof. Such expenses were deferred and were fully amortized as of February 24, 2001.


2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $28,409,000 at July 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will

Morgan Stanley 21st Century Trend Fund
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2001 continued

not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.17% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $3,000, $1,752,000 and $78,000, respectively and received $127,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2001 aggregated $1,435,115,918 and $1,527,847,194, respectively.

At July 31, 2001, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley Health Sciences Trust, an affiliate of the Fund, in the amount of $59,865.

For the year ended July 31, 2001, the Fund incurred brokerage commissions with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, of $30,999, for portfolio transactions executed on behalf of the Fund.

For the year ended July 31, 2001, the Fund incurred brokerage commissions of $191,431 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At July 31, 2001, the Fund's payable for investments purchased included unsettled trades with Morgan Stanley & Co., Inc. of $651,497.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $7,000.


5. Federal Income Tax Status

At July 31, 2001, the Fund had a net capital loss carryover of approximately $147,940,000 which will be available through July 31, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $115,718,000 during fiscal 2001.

Morgan Stanley 21st Century Trend Fund
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2001 continued

As of July 31, 2001, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $3,298,988, accumulated net realized loss was credited $19,194 and net investment loss was credited $3,279,794.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:




                                                                                 FOR THE PERIOD
                                               FOR THE YEAR                   FEBRUARY 25, 2000*
                                                  ENDED                            THROUGH
                                              JULY 31, 2001                     JULY 31, 2000
                                    ---------------------------------- ---------------------------------
                                         SHARES           AMOUNT             SHARES          AMOUNT
                                    --------------- ------------------ ---------------  ----------------
CLASS A SHARES
Sold ..............................       804,989     $    6,227,236        7,743,006    $  77,392,951
Redeemed ..........................    (3,457,000)       (27,309,300)      (1,112,907)      (9,914,497)
                                       ----------     --------------       ----------    -------------
Net increase (decrease) - Class A .    (2,652,011)       (21,082,064)       6,630,099       67,478,454
                                       ----------     --------------       ----------    -------------
CLASS B SHARES
Sold ..............................     4,868,881         38,858,725       58,761,538      579,766,669
Redeemed ..........................   (17,264,309)      (126,581,670)      (3,584,408)     (30,883,818)
                                      -----------     --------------       ----------    -------------
Net increase (decrease) - Class B .   (12,395,428)       (87,722,945)      55,177,130      548,882,851
                                      -----------     --------------       ----------    -------------
CLASS C SHARES
Sold ..............................       535,479          4,220,358        8,829,570       87,600,592
Redeemed ..........................    (2,702,152)       (20,381,009)        (872,774)      (7,699,317)
                                      -----------     --------------       ----------    -------------
Net increase (decrease) - Class C .    (2,166,673)       (16,160,651)       7,956,796       79,901,275
                                      -----------     --------------       ----------    -------------
CLASS D SHARES
Sold ..............................     1,119,282          9,032,993           53,575          541,697
Redeemed ..........................      (592,867)        (4,207,394)          (6,246)         (48,844)
                                      -----------     --------------       ----------    -------------
Net increase - Class D ............       526,415          4,825,599           47,329          492,853
                                      -----------     --------------       ----------    -------------
Net increase (decrease) in Fund ...   (16,687,697)    $ (120,140,061)      69,811,354    $ 696,755,433
                                      ===========     ==============       ==========    =============

------------
*     Commencement of operations.


7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Morgan Stanley 21st Century Trend Fund
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2001 continued

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.


At July 31, 2001, there were no outstanding forward contracts.

Morgan Stanley 21st Century Trend Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                          FOR THE PERIOD
                                                      FOR THE YEAR      FEBRUARY 25, 2000*
                                                         ENDED               THROUGH
                                                     JULY 31, 2001        JULY 31, 2000
                                                    ---------------   ---------------------
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of period ............      $  8.38                $ 10.00
                                                       -------                -------
Income (loss) from investment operations:
 Net investment income ..........................        0.00                   0.00
 Net realized and unrealized loss ...............       (2.47)                 (1.62)
                                                      --------                -------
Total loss from investment operations ...........       (2.47)                 (1.62)
                                                      --------                -------
Net asset value, end of period ..................      $  5.91                $  8.38
                                                       =======                =======
Total Return+ ...................................       (29.47)%               (16.20)%(1)

Ratios to Average Net Assets (3):
Expenses ........................................         1.20 %                 1.29 %(2)
Net investment income ...........................         0.05 %                 0.06 %(2)

Supplemental Data:
Net assets, end of period, in thousands .........      $23,542                $55,552
Portfolio turnover rate .........................          352 %                  195 %(1)

------------
*     Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley 21st Century Trend Fund
Financial Highlights continued


                                                                          FOR THE PERIOD
                                                      FOR THE YEAR      FEBRUARY 25, 2000*
                                                         ENDED               THROUGH
                                                     JULY 31, 2001        JULY 31, 2000
                                                    ---------------   ---------------------
Class B Shares++
Selected Per Share Data:
Net asset value, beginning of period ............      $  8.35                $ 10.00
                                                       -------                -------
Loss from investment operations:
 Net investment loss ............................        (0.06)                 (0.03)
 Net realized and unrealized loss ...............        (2.44)                 (1.62)
                                                       -------                -------
Total loss from investment operations ...........        (2.50)                 (1.65)
                                                       -------                -------
Net asset value, end of period ..................      $  5.85                $  8.35
                                                       =======                =======
Total Return+ ...................................       (29.94)%               (16.50)%(1)

Ratios to Average Net Assets (3):
Expenses ........................................         2.03 %                 2.04 %(2)
Net investment loss .............................        (0.78)%                (0.69)%(2)

Supplemental Data:
Net assets, end of period, in thousands .........     $250,092               $460,663
Portfolio turnover rate .........................          352 %                  195 %(1)

------------
*     Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley 21st Century Trend Fund
FINANCIAL HIGHLIGHTS continued


                                                                          FOR THE PERIOD
                                                      FOR THE YEAR      FEBRUARY 25, 2000*
                                                         ENDED               THROUGH
                                                     JULY 31, 2001        JULY 31, 2000
                                                    ---------------   ---------------------
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of period ............     $   8.35               $ 10.00
                                                      --------               -------
Loss from investment operations:
 Net investment loss ............................       (0.06)                 (0.03)
 Net realized and unrealized loss ...............       (2.44)                 (1.62)
                                                      -------                -------
Total loss from investment operations ...........       (2.50)                 (1.65)
                                                      -------                -------
Net asset value, end of period ..................     $  5.85                $  8.35
                                                      =======                ======
Total Return+ ...................................      (29.94)%               (16.50)%(1)

Ratios to Average Net Assets (3):
Expenses ........................................        2.03 %                 2.04 %(2)
Net investment loss .............................       (0.78)%                (0.69)%(2)

Supplemental Data:
Net assets, end of period, in thousands .........     $33,860                $66,448
Portfolio turnover rate .........................         352 %                  195 %(1)

------------
*     Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley 21st Century Trend Fund
FINANCIAL HIGHLIGHTS continued


                                                                          FOR THE PERIOD
                                                      FOR THE YEAR      FEBRUARY 25, 2000*
                                                         ENDED               THROUGH
                                                     JULY 31, 2001        JULY 31, 2000
                                                    ---------------   ---------------------
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of period ............     $   8.38               $ 10.00
                                                      --------               --------
Income (loss) from investment operations:
 Net investment income ..........................         0.01                   0.01
 Net realized and unrealized loss ...............        (2.46)                 (1.63)
                                                      --------               --------
Total loss from investment operations ...........        (2.45)                 (1.62)
                                                      --------               --------
Net asset value, end of period ..................     $   5.93               $   8.38
                                                      ========               ========
Total Return+ ...................................      (29.24)%                (16.20)%(1)

Ratios to Average Net Assets (3):
Expenses ........................................        1.03 %                  1.04 %(2)
Net investment income ...........................        0.22 %                  0.31 %(2)

Supplemental Data:
Net assets, end of period, in thousands .........      $3,415                $    418
Portfolio turnover rate .........................         352 %                   195 %(1)

------------
*     Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley 21st Century Trend Fund
INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Morgan Stanley 21st Century Trend Fund:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley 21st Century Trend Fund (the "Fund"), formerly Morgan Stanley Dean Witter 21st Century Trend Fund, including the portfolio of investments, as of July 31, 2001, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and the period February 25, 2000 to July 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley 21st Century Trend Fund as of July 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the period February 25, 2000 to July 31, 2000, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
September 10, 2001

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Michelle Kaufman
Vice President

Anita Kolleeny
Vice President

Alison Williams
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, NY 10020



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc.; member NASD.




MorganStanley



[GRAPHIC OMITTED]


Morgan Stanley
21st Century Trend Fund






Annual Report
July 31, 2001

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